Nature of Operations and Going Concern	12 Months Ended
Oct. 31, 2019
Nature Of Operations And Going Concern
Nature of Operations and Going Concern

1.	Nature of Operations and Going Concern

Grown Rogue International Inc. (the “Company”), formerly “Novicius Corp.”, was amalgamated under the Business Corporations Act (Ontario) on November 30, 2009 (the “Company”). The Company’s registered office is located at 340 Richmond Street West, Toronto, Ontario, M5V 1X2. The Company’s common shares trade on the Canadian Securities Exchange (“CSE”) under the symbol GRIN.

These consolidated financial statements for the years ended October 31, 2019 and 2018, include the Company, its wholly-owned subsidiaries Grown Rogue Canada Corp. (“GRC”), and Grown Rogue Unlimited, LLC (“GR Unlimited”) and GR Unlimited’s wholly-owned subsidiaries and subsidiaries in which it has a controlling interest (collectively referred to as the “Subsidiaries”). GR Unlimited’s wholly-owned subsidiaries include Grown Rogue Gardens, LLC; Grown Rogue Distribution, LLC; GRU Properties, LLC; and GRIP, LLC. GR Unlimited also has 60% ownership interests in GRD Cali, LLC and Idalia, LLC.

Grown Rogue Gardens, LLC is engaged in cannabis cultivation activities. Grown Rogue Distribution, LLC is engaged in wholesale activities; GRU Properties, LLC is engaged in real estate activities; and GRIP, LLC is engaged in intellectual property activities.

These consolidated financial statements are prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of the business.

The Company’s ability to continue as a going concern is dependent upon, but not limited to, its ability to raise financing necessary to discharge its liabilities as they become due and generate positive cash flows from operations. During the year ended October 31, 2019, the Company incurred a net loss of $9,476,934 (2018 - $7,509,986, 2017 - $302,397) and as of that date, the Company’s deficit was $17,112,605 (2018 - $7,812,383, 2017 - $302,397). As at October 31, 2019, the Company had a working capital deficit of $2,709,527 (2018 - $451,545, 2017 - $(261,627)). These aforementioned conditions have resulted in material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern and to meet its obligations will be dependent upon successful sales of product and generating positive cash flows from operations as well as obtaining suitable financing. The accompanying consolidated financial statements do not reflect any adjustment that might result from the outcome of this uncertainty. If the going concern assumption is not used then the adjustments required to report the Company’s assets and liabilities at liquidation values could be material to these consolidated financial statements.